ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consisted of the following:
	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Accounts receivable – third parties	1,381	1,881

	1,381	1,881